Summary of Significant Accounting Policies Property, Plant, and Equipment Policy Additional Information (Details)	12 Months Ended
Dec. 31, 2011
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Average	30
Minimum [Member] | Machinery and equipment, computers and purchased software, and furniture [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Maximum [Member] | Machinery and equipment, computers and purchased software, and furniture [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Maximum	10